                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05793

             Morgan Stanley Municipal Income Opportunities Trust II
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-762-4000

                   Date of fiscal year end: February 28, 2006

                    Date of reporting period: August 31, 2005

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Municipal Income Opportunities Trust II performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT

For the six months ended August 31, 2005

MARKET CONDITIONS


During the six months ended August 31, 2005, the U.S. economy expanded at a solid pace, as measured by growth of gross domestic product. However, the direction of some indicators, including job growth, was uneven. Interest rates fluctuated, moving higher when reports were strong and lower when reports were weaker than anticipated. Although core inflation (which excludes energy and food) remained benign, inflationary concerns mounted as heavy demand and geopolitical events drove oil prices to protracted and dramatic highs. The final days of the period brought heightened uncertainty in the wake of the unprecedented devastation of Hurricane Katrina. While the long-term impact remained immeasurable, the immediate economic impact was a major disruption to the nation's energy infrastructure that sent gasoline prices soaring further.

Continuing the "measured" rate tightening cycle it began in June of 2004, the Federal Open Market Committee raised the federal funds target rate four times during the reporting period. As a result, the rate rose from 2.50 percent at the start of the period to 3.50 percent at the close.

Within this context, long-term municipal bond yields moved higher through early April but then generally declined, as investor demand for income strengthened long-term bonds. The representative yields on 30-year AAA rated municipal bonds declined from 4.50 percent in February to 4.20 percent by the end of August. Meanwhile, the yields of shorter maturity bonds -- which were more directly influenced by the Fed's actions -- rose. Overall, the municipal yield curve continued to flatten and the yield spread (or differential between one-year rates and 30-year rates) narrowed. Investors' quest for yield favored lower-quality bonds over high-grade issues and kept credit spreads relatively tight.

Led by a surge in refinancing activity, municipal issuance remained strong in 2005. New issue volume increased by 13 percent to $275 billion, a record for the first eight months of a calendar year. As issuers rushed to refinance higher cost debt, refundings increased to 35 percent of total issuance, up from 24 percent in 2004. Bonds backed by insurance dominated issuance and increased their market penetration to 60 percent. Issuers in California, Texas, New York, Florida and Pennsylvania accounted for more than 40 percent of the total underwriting volume during the year-to-date period.

The municipal-to-Treasury yield ratio, which gauges performance between the two markets, remained attractive for tax-exempt bonds. The 30-year ratio averaged 98 percent during the period and moved as high as 101 percent in June. (Higher ratios indicate increased relative attractiveness of municipal bonds.) As a result, institutional investors that normally focus on taxable bond sectors supported municipals by "crossing over" to purchase tax-exempt bonds. Despite the low absolute level of interest rates, retail investors also continued to reinvest proceeds from matured and called bonds.

PERFORMANCE ANALYSIS


For the six months ended August 31, 2005, Morgan Stanley Municipal Income Opportunities Trust II's

(OIB's) net asset value (NAV) increased from $8.78 to $9.02 per share. Based on this change plus reinvestment of tax-free dividends totaling $0.24 per share the Fund's total NAV return was 5.76 percent. OIB's value on the New York Stock Exchange (NYSE) moved from $8.00 to $8.35 per share during the same period. Based on this change plus reinvestment of tax-free dividends, the Fund's total market return was 7.45 percent. On August 31, 2005, OIB's NYSE market price was at a 7.4 percent discount to its NAV. During the six-month period ended August 31, 2005, the Fund purchased and retired 250,255 shares of common stock at a weighted average market discount of 8.76 percent.

Monthly dividends for the fourth quarter of 2005, declared in September, were increased from $0.04 per share to $0.0425 per share. The dividend reflects the current level of the Fund's net investment income. OIB's level of undistributed net investment income was $0.105 per share on August 31, 2005, versus $0.093 per share six months earlier.(1)

The Fund invests primarily in higher yielding municipal bonds. Consistent with this focus, nearly two-thirds of the Fund is invested in below investment grade or non-rated issues. As of the end of the reporting period, the Fund included only one nonperforming holding which represented less than one percent of net assets. The Fund's duration* (a measure of interest rate sensitivity) was positioned to reduce the portfolio's interest-rate volatility. Overall, the Fund's duration positioning helped performance through early April as rates rose, but tempered total returns when rates declined later in the period. The portfolio's option-adjusted duration was 5.8 years. Reflecting a commitment to diversification, the Fund's net assets of $150 million were invested among 11 long-term sectors and 94 credits.

OIB's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.
----------------------------------------------------
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

(1) Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

   TOP FIVE SECTORS
   Hospital                                            22.9%
   Retirement & Life Care Facilities                   17.1%
   IDR/PCR*                                            17.0%
   Nursing & Health Related Facilities                 10.8%
   Recreational Facilities                              8.8%

   LONG-TERM CREDIT ANALYSIS
   Aaa/AAA                                              2.3%
   Aa/AA                                                0.3%
   A/A                                                  4.9%
   Baa/BBB                                             27.6%
   Ba/BB                                                9.9%
   Non-Rated                                           55.0%

* Industrial Development/Pollution Control Revenue

Data as of August 31, 2005. Subject to change daily. All percentages for top five sectors are as a percentage of net assets and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

DISTRIBUTION BY MATURITY
(% of Long-Term Portfolio) As of August 31, 2005


WEIGHTED AVERAGE MATURITY: 21 YEARS(A)

0-5                                                                                3
6-10                                                                               7
11-15                                                                             11
16-20                                                                             18
21-25                                                                             25
26-30                                                                             32
30+                                                                                4

(a) Where applicable maturities reflect mandatory tenders, puts and call dates. Portfolio structure is subject to change.

                       Geographic Summary of Investments
                Based on Market Value as a Percent of Net Assets

Alabama................     1.4%
Arizona................     1.1
Arkansas...............     1.4
California.............     6.4
Colorado...............     3.8
Connecticut............     2.5
District of Columbia...     0.5
Florida................     3.8
Georgia................     1.0
Hawaii.................     1.1
Illinois...............     4.5
Indiana................     1.1
Iowa...................     3.9
Kansas.................     1.5
Kentucky...............     1.4
Louisiana..............     0.6
Maine..................     0.3
Maryland...............     3.5
Massachusetts..........     2.5
Michigan...............     0.4
Missouri...............     5.0
Nevada.................     4.9
New Hampshire..........     4.5
New Jersey.............     6.7
New York...............     6.4
North Carolina.........     0.7
Ohio...................     0.9
Oklahoma...............     0.8
Pennsylvania...........     6.8
South Carolina.........     1.5
Tennessee..............     1.4
Texas..................     4.4
Vermont................     1.4
Virginia...............     8.7
Wisconsin..............     1.3
Joint exemptions*......    (0.5)
                          -----
Total+.................    97.6%
                          =====

---------------
* Joint exemptions have been included in each geographic location.
+ Does not include open short futures contracts with an underlying face amount of $6,539,531 with unrealized depreciation of $54,399.

CALL AND COST (BOOK) YIELD STRUCTURE
(Based on Long-Term Portfolio) As of August 31, 2005


YEARS BONDS CALLABLE -- WEIGHTED AVERAGE CALL PROTECTION: 6 YEARS

2005(a)....................................................   11
2006.......................................................    5
2007.......................................................    5
2008.......................................................   10
2009.......................................................   11
2010.......................................................    4
2011.......................................................    9
2012.......................................................    9
2013.......................................................   14
2014.......................................................   10
2015+......................................................   12

COST (BOOK) YIELD(B) -- WEIGHTED AVERAGE BOOK YIELD: 6.7%

2005(a)...................................................  7.4
2006......................................................  7.0
2007......................................................  6.1
2008......................................................  6.0
2009......................................................  6.4
2010......................................................  6.8
2011......................................................  7.7
2012......................................................  6.6
2013......................................................  6.8
2014......................................................  6.5
2015+.....................................................  6.2

(a)  May include issues callable in previous years.

(b) Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund's operating expenses. For example, the Fund is earning a book yield of 7.4% on 11% of the long-term portfolio that is callable in 2005.

     Portfolio structure is subject to change.

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES


The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was lower than, but close to, its performance peer group average for the one-year period and better than average for the three- and five-year periods. The Board concluded that the Fund's overall performance was satisfactory.

FEES RELATIVE TO OTHER FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES


The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund under the Management Agreement. The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the management fee rate and total expense ratio of the Fund. The Board noted that: (i) the Fund's management fee rate was lower than the average management fee rate for funds, selected by Lipper (the "expense peer group"), managed by other advisers, with investment strategies comparable to those of the Fund, as shown in the Lipper Report for this Fund; and (ii) the Fund's total expense ratio was also lower than the average total expense ratio of the funds included in the Fund's expense peer group. The Board concluded that the Fund's management fee and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE


The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board considered that the Fund is closed-end and is not a growth fund and, therefore, that the Fund's assets are not likely to grow with new sales or grow significantly as a result of capital appreciation. The Board concluded that economies of scale for this Fund were not a factor that needed to be considered.

PROFITABILITY OF ADVISER AND AFFILIATES


The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS


The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and sales of Fund shares through a broker-dealer affiliate of the Adviser. The Board considered the float benefits and concluded that they were relatively small.

SOFT DOLLAR BENEFITS


The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS


The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER


The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS


The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION


After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2005 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                               COUPON    MATURITY
THOUSANDS                                                                RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------
            Tax-Exempt Municipal Bonds (96.9%)
            Educational Facilities Revenue (6.0%)
$  1,200    ABAG Finance Authority for Nonprofit Corporations,
              California, National Center for International Schools
              COPs....................................................   7.50 %   05/01/11   $  1,244,916
   2,000    San Diego County, California, The Burnham Institute
              COPs....................................................   6.25     09/01/29      2,109,380
   1,000    Illinois Finance Authority, Fullerton Village Student
              Housing Ser 2004 A......................................   5.125    06/01/35      1,016,130
     500    South Berwick, Maine, Berwick Academy Ser 1998............   5.55     08/01/23        510,065
     500    Maryland Industrial Development Financing Authority, Our
              Lady of Good Counsel High School Ser 2005 A.............   6.00     05/01/35        520,330
            New Hampshire Higher Educational & Health Facilities
              Authority,
   2,000      Brewster Academy Ser 1995...............................   7.50     06/01/26      2,075,800
   1,500      Colby-Sawyer College Ser 1996...........................   6.75     06/01/25      1,539,195
                                                                                             ------------
--------
                                                                                                9,015,816
   8,700
                                                                                             ------------
--------
            Hospital Revenue (22.9%)
   2,000    Colbert County - Northwest Health Care Authority, Alabama,
              Helen Keller Hospital Ser 2003..........................   5.75     06/01/27      2,091,380
   1,500    Arizona Health Facilities Authority, John C Lincoln Health
              Ser 2002................................................   6.375    12/01/37      1,668,810
   2,000    Baxter County, Arkansas, Baxter County Regional Hospital
              Impr & Refg Ser 1999 B..................................   5.625    09/01/28      2,070,060
   3,000    Colorado Health Facilities Authority, Poudre Valley Health
              Ser 2005 F..............................................   5.00     03/01/25      3,113,760
   1,500    Indiana Health Facility Financing Authority, Riverview
              Hospital Ser 2002.......................................   6.125    08/01/31      1,630,230
   1,000    Maryland Health & Higher Educational Facilities Authority,
              University of Maryland Medical Center Ser 2000..........   6.75     07/01/30      1,123,970
     600    Gaylord Hospital Financing Authority, Michigan, Otsego
              Memorial Hospital Ser 2004..............................   6.50     01/01/37        625,842
   1,000    Nevada, Missouri, Nevada Regional Medical Center Ser
              2001....................................................   6.75     10/01/31      1,069,410
            Henderson, Nevada,
   3,000      Catholic Health West Ser 2004 Ser A.....................   5.625    07/01/24      3,260,670
   2,000      Catholic Health West Ser 1998 Ser A.....................   5.125    07/01/28      2,043,620
            New Hampshire Higher Educational & Health Facilities
              Authority,
   1,000      Littleton Hospital Association Ser 1998 B...............   5.80     05/01/18      1,045,380
   2,000      Littleton Hospital Association Ser 1998 B...............   5.90     05/01/28      2,048,880
   2,000    New Jersey Health Care Facilities Financing Authority,
              Raritan Bay Medical Center Ser 1994.....................   7.25     07/01/27      2,059,600
   2,000    Dutchess County Development Agency, New York, St Francis
              Hospital Refg Ser 2004 A................................   7.50     03/01/29      2,205,800
     720    Nassau County Industrial Development Agency, New York,
              North Shore Health Ser C**..............................   5.625    11/01/10        775,195

10
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON    MATURITY
THOUSANDS                                                                RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------
$  1,000    Oklahoma Development Finance Authority, Comanche County
              Hospital 2000 Ser B.....................................   6.60 %   07/01/31   $  1,123,990
   2,000    South Carolina Jobs Economic Development Authority,
              Palmetto Health Refg & Impr Ser 2003 C..................   6.875    08/01/27      2,311,880
   1,000    Knox County Health, Educational & Housing Facility Board,
              Tennessee, Baptist Health of East Tennessee Ser 2002....   6.50     04/15/31      1,074,150
   1,000    Decatur Hospital Authority, Texas, Wise Regional Health
              Ser 2004 A..............................................   7.125    09/01/34      1,109,200
   1,750    Wisconsin Health & Educational Facilities Authority,
              Beaver Dam Community Hospital Ser 2004 A................   6.75     08/15/34      1,879,955
                                                                                             ------------
--------
                                                                                               34,331,782
  32,070
                                                                                             ------------
--------
            Industrial Development/Pollution Control Revenue (17.0%)
   2,000    Los Angeles, California, American Airlines Inc Terminal 4
              Ser 2002 C (AMT)........................................   7.50     12/01/24      2,134,960
     815    Metropolitan Washington Airports Authority, District of
              Columbia & Virginia, CaterAir International Corp Ser
              1991 (AMT)+.............................................  10.125    09/01/11        816,198
   2,000    Chicago, Illinois, United Airlines Inc Refg Ser 2001 C
              (a).....................................................   6.30     05/01/16        320,420
   1,500    Iowa Finance Authority, IPSCO Inc Ser 1997 (AMT)..........   6.00     06/01/27      1,541,415
   2,000    Perry County, Kentucky, TJ International Inc Ser 1997
              (AMT)...................................................   6.55     04/15/27      2,111,800
   1,000    New Jersey Economic Development Authority, Continental
              Airlines Inc Ser 1999 (AMT).............................   6.625    09/15/12        972,650
            New York City Industrial Development Agency, New York,
   2,000      Brooklyn Navy Yard Cogeneration Partners LP Ser 1997....   5.65     10/01/28      2,010,320
   2,000      7 World Trade Center LLC Ser A..........................   6.50     03/01/35      2,153,100
   1,500    New York Counties Tobacco Trust IV, New York, Ser 2005
              A.......................................................   5.00     06/01/45      1,480,740
   1,250    Dayton, Ohio, Emery Air Freight Corp Refg Ser 1998 A......   5.625    02/01/18      1,332,338
   2,000    Beaver County Industrial Development Authority,
              Pennsylvania, Toledo Edison Co Collateralized Ser 1995
              B.......................................................   7.75     05/01/20      2,058,160
   1,600    Carbon County Industrial Development Authority,
              Pennsylvania, Panther Creek Partners Refg 2000 Ser
              (AMT)...................................................   6.65     05/01/10      1,739,920
            Pennsylvania Economic Development Financing Authority,
     750      Colver Refg Ser 2005 G (AMT)............................   5.125    12/01/15        760,395
   1,000      Reliant Energy Inc Ser 2001 A (AMT).....................   6.75     12/01/36      1,079,480
   1,000    Brazos River Authority, Texas, TXU Electric Co Refg Ser
              1999 A (AMT)............................................   7.70     04/01/33      1,205,170
            Pittsylvania County Industrial Development Authority,
              Virginia,
     600      Multi-Trade LP Ser 1994 A (AMT).........................   7.45     01/01/09        622,332
   3,000      Multi-Trade LP Ser 1994 A (AMT).........................   7.55     01/01/19      3,109,560
                                                                                             ------------
--------
                                                                                               25,448,958
  26,015
                                                                                             ------------
--------

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON    MATURITY
THOUSANDS                                                                RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------
            Mortgage Revenue - Multi-Family (2.3%)
$    500    Honolulu, Hawaii, Waipahu Towers GNMA Collateralized 1995
              Ser A (AMT).............................................   6.90 %   06/20/35   $    510,640
            Alexandria Redevelopment & Housing Authority, Virginia,
   2,000      Courthouse Commons Apts Ser 1990 A (AMT)................  10.00     01/01/21      1,832,880
   9,481      Courthouse Commons Apts Ser 1990 B (AMT)................   0.00     01/01/21      1,065,711
                                                                                             ------------
--------
                                                                                                3,409,231
  11,981
                                                                                             ------------
--------
            Mortgage Revenue - Single Family (0.7%)
     450    Colorado Housing Finance Authority, 1998 Ser B-3..........   6.55     05/01/25        452,920
     270    Chicago, Illinois, GNMA-Collateralized Ser 1998 A-1
              (AMT)...................................................   6.45     09/01/29        273,783
     265    Missouri Housing Development Commission, Homeownership
              GNMA/FNMA Collateralized 2000 Ser A-1 (AMT).............   7.50     03/01/31        277,100
                                                                                             ------------
--------
                                                                                                1,003,803
     985
                                                                                             ------------
--------
            Nursing & Health Related Facilities Revenue (10.8%)
   2,000    Orange County Health Facilities Authority, Florida,
              Westminister Community Care Services Inc Ser 1999.......   6.75     04/01/34      1,994,820
   1,000    Pinellas County Health Facilities Authority, Florida, Oaks
              of Clearwater Ser 2004..................................   6.25     06/01/34      1,060,870
   2,895    Iowa Health Facilities Development Financing Authority,
              Care Initiatives Ser 1996...............................   9.25     07/01/25      3,573,993
     675    Marion, Iowa, AHF/Kentucky-Iowa Inc Ser 2003..............   6.50 ++  01/01/29        677,072
     900    Westside Habilitation Center, Louisiana, Intermediate Care
              Facility for the Mentally Retarded Refg Ser 1993........   8.375    10/01/13        907,578
            Massachusetts Development Finance Authority,
     750      Evergreen Center Ser 2005...............................   5.50     01/01/35        765,855
   1,375      New England Center for Children Ser 1998................   5.875    11/01/18      1,410,200
   1,000    St Louis County Industrial Development Authority,
              Missouri, Pediatric Rehabilitation Center Ser 2003 A....   6.625    11/15/35      1,044,200
     710    New Jersey Economic Development Authority, Lions Gate Ser
              2005 A..................................................   5.75     01/01/25        729,546
   1,000    Mount Vernon Industrial Development Agency, New York,
              Meadowview at the Wartburg Ser 1999.....................   6.15     06/01/19      1,034,060
   2,940    Chester County Industrial Development Authority,
              Pennsylvania, RHA/PA Nursing Home Inc Ser 1989..........   8.50     05/01/32      2,985,982
                                                                                             ------------
--------
                                                                                               16,184,176
  15,245
                                                                                             ------------
--------
            Recreational Facilities Revenue (8.8%)
   2,000    Sacramento Financing Authority, California, Convention
              Center Hotel 1999 Ser 2000 A............................   6.25     01/01/30      2,109,460
            Mashantucket (Western) Pequot Tribe, Connecticut,
   1,010      Special 1996 Ser A (b)..................................   6.40     09/01/11      1,056,601
   1,000      Special 1997 Ser B (b)..................................   5.75     09/01/27      1,037,700

12
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON    MATURITY
THOUSANDS                                                                RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------
$  1,500    Mohegan Tribe of Indians, Connecticut, Gaming Authority
              Ser 2001................................................   6.25 %   01/01/31   $  1,622,355
   2,000    Overland Park Development Corporation, Kansas, Convention
              Center Hotel Ser 2000 A.................................   7.375    01/01/32      2,195,680
   3,000    St Louis Industrial Development Authority, Missouri, Kiel
              Center Refg Ser 1992 (AMT)..............................   7.75     12/01/13      3,054,300
   2,000    Austin, Texas, Convention Center Hotel Ser 2000 A.........   6.70     01/01/32      2,134,160
                                                                                             ------------
--------
                                                                                               13,210,256
  12,510
                                                                                             ------------
--------
            Retirement & Life Care Facilities Revenue (17.1%)
     500    Orange County Health Facilities Authority, Florida,
              Orlando Lutheran Towers Inc Ser 2005....................   5.70     07/01/26        509,260
   1,000    St Johns County Industrial Development Authority, Florida,
              Glenmoor Ser 1999 A.....................................   8.00     01/01/30      1,083,110
   1,000    Hawaii Department of Budget & Finance, Kahala Nui 2003 Ser
              A.......................................................   8.00     11/15/33      1,160,120
            Illinois Health Facilities Authority,
   2,000      Smith Crossing Ser 2003 A...............................   7.00     11/15/32      2,094,900
   1,000      Villa St Benedict Ser 2003 A-1..........................   6.90     11/15/33      1,062,180
   1,500    Westminster, Maryland, Caroll Lutheran Village Inc 2004
              Ser A...................................................   6.25     05/01/34      1,604,745
   1,500    Massachusetts Development Finance Agency, Loomis
              Communities Ser 1999 A..................................   5.75     07/01/23      1,515,015
            New Jersey Economic Development Authority,
   1,000      Cedar Crest Village Inc Ser 2001 A......................   7.25     11/15/31      1,095,660
   2,000      Franciscan Oaks Ser 1997................................   5.75     10/01/23      2,035,280
     500      The Presbyterian Home at Montgomery Ser 2001 A..........   6.375    11/01/31        520,175
   1,000      United Methodist Homes of New Jersey Ser 1998...........   5.125    07/01/25      1,004,390
   1,000    North Carolina Medical Care Commission, Given Estate Ser
              2003 A..................................................   6.50     07/01/32      1,078,660
   1,000    Montgomery County Industry Development Authority,
              Pennsylvania, Whitemarsh Community Ser 2005.............   6.25     02/01/35      1,060,530
   1,000    Shelby County Health, Educational & Housing Facilities
              Board, Tennessee, Village at Germantown Ser 2003 A......   7.25     12/01/34      1,057,490
   1,000    Houston Health Facilities Development Corporation, Texas,
              Buckingham Senior Living Community Ser 2004 A...........   7.125    02/15/34      1,110,260
   2,000    Vermont Economic Development Authority, Wake Robin Corp
              Ser 1999 A..............................................   6.75     03/01/29      2,111,560
   4,590    Chesterfield County Industrial Development Authority,
              Virginia, Brandermill Woods Ser 1998....................   6.50     01/01/28      4,484,270
   1,000    Peninsula Ports Authority of Virginia, Virginia Baptist
              Homes Ser 2003 A........................................   7.375    12/01/32      1,119,660
                                                                                             ------------
--------
                                                                                               25,707,265
  24,590
                                                                                             ------------
--------

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON    MATURITY
THOUSANDS                                                                RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------
            Tax Allocation Revenue (7.7%)
$  1,000    Orange County Community Facilities District #86-2,
              California, 1998 Ser A..................................   5.55 %   08/15/17   $  1,040,570
   2,000    Elk Valley Public Improvement Corporation, Colorado, Ser
              2001 A..................................................   7.30     09/01/22      2,163,880
            Atlanta, Georgia,
     500      Eastside Ser 2005 A (AMT)...............................   5.625    01/01/16        511,365
   1,000      Eastside Ser 2005 B.....................................   5.40     01/01/20      1,015,400
   1,000    Chicago, Illinois, Lake Shore East Ser 2002...............   6.75     12/01/32      1,098,850
   2,000    Annapolis, Maryland, Park Place Ser 2005 A................   5.35     07/01/34      2,043,020
   2,000    Des Peres, Missouri, West County Center Ser 2002..........   5.75     04/15/20      2,077,280
   1,000    Clark County, Nevada, Special Impr District, 142-Mountains
              Edge Ser 2003...........................................   6.375    08/01/23      1,035,100
     500    Allegheny County Redevelopment Authority, Pennsylvania,
              Pittsburgh Mills Ser 2004...............................   5.60     07/01/23        527,950
                                                                                             ------------
--------
                                                                                               11,513,415
  11,000
                                                                                             ------------
--------
            Transportation Facilities Revenue (1.3%)
     895    Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg
              Ser 1993 A (Ambac)......................................   5.85     10/01/13        973,196
   1,000    Nevada Department of Business & Industry, Las Vegas
              Monorail 2nd Tier Ser 2000..............................   7.375    01/01/40      1,051,160
                                                                                             ------------
--------
                                                                                                2,024,356
   1,895
                                                                                             ------------
--------
            Other Revenue (2.3%)
   1,000    Carlsbad Assessment District No 2002-2001, California,
              Poinsettia Lane East Ser 2005 A.........................   5.20     09/02/35      1,012,460
     750    Lincolnshire, Illinois, Special Service Area #1-Sedgebrook
              Ser 2004................................................   6.25     03/01/34        810,443
   1,500    New Jersey Economic Development Authority, Cigarette Tax
              Ser 2004................................................   5.75     06/15/34      1,613,895
                                                                                             ------------
--------
                                                                                                3,436,798
   3,250
                                                                                             ------------
--------
 148,241    Total Tax-Exempt Municipal Bonds (Cost $139,275,077)..........................    145,285,856
                                                                                             ------------
--------
            Short Term Tax-Exempt Municipal Obligation (0.7%)
   1,000    Harris County Health Facilities Development Corporation,
              Texas, Methodist Hospital Ser 2005 B (Demand 09/01/05)
              (Cost $1,000,000).......................................   2.34*    12/01/32      1,000,000
                                                                                             ------------
--------
$149,241    Total Investments (Cost $140,275,077) (c) (d).............   97.6%                146,285,856
========
            Other Assets in Excess of Liabilities.....................    2.4                   3,645,499
                                                                        ------               ------------
            Net Assets................................................  100.0%               $149,931,355
                                                                        ======               ============

14
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2005 (UNAUDITED) continued

---------------------

   AMT    Alternative Minimum Tax.
   COPs   Certificates of Participation.
   *      Current coupon of variable rate demand obligation.
   **     A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to
          $32,500.
   +      Joint exemption in locations shown.
   ++     Currently a 6.50% coupon; increases to 8.00% on January 1,
          2009.
   (a)    Bond in default; issuer in bankruptcy.
   (b)    Resale is restricted to qualified institutional investors.
   (c)    Securities have been designated as collateral in an amount equal to $6,452,797 in connection with open futures
          contracts.
   (d)    The aggregate cost for federal income tax purposes
          approximates the aggregate cost for book purposes. The
          aggregate gross unrealized appreciation is $8,987,957 and
          the aggregate gross unrealized depreciation is $2,897,077, resulting in net unrealized appreciation of $6,090,880.

Bond Insurance:
---------------
 Ambac    Ambac Assurance Corporation.

FUTURES CONTRACTS OPEN AT AUGUST 31, 2005:

NUMBER OF                 DESCRIPTION/DELIVERY       UNDERLYING FACE          UNREALIZED
CONTRACTS   LONG/SHORT       MONTH AND YEAR          AMOUNT AT VALUE         DEPRECIATION
------------------------------------------------------------------------------------------
   50          Short     U.S. Treasury Notes 5         $(5,418,750)            $(43,653)
                            yr December 2005
   10          Short     U.S. Treasury Notes 10         (1,120,781)             (10,746)
                            yr December 2005
                                                                               --------
                         Total unrealized depreciation...................      $(54,399)
                                                                               ========

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2005 (unaudited)

Assets:
Investments in securities, at value
  (cost $140,275,077)...............  $146,285,856
Cash................................     1,172,232
Receivable for:
    Interest........................     2,488,385
    Investments sold................       230,000
Prepaid expenses and other assets...        15,293
                                      ------------
    Total Assets....................   150,191,766
                                      ------------

Liabilities:
Payable for:
    Investment advisory fee.........        67,617
    Shares of beneficial interest
      repurchased...................        43,851
    Variation margin................        28,437
    Transfer agent fee..............        13,822
    Administration fee..............        10,819
Accrued expenses and other
  payables..........................        95,865
                                      ------------
    Total Liabilities...............       260,411
                                      ------------
    Net Assets......................  $149,931,355
                                      ============
Composition of Net Assets:
Paid-in-capital.....................  $148,976,892
Net unrealized appreciation.........     5,956,380
Accumulated undistributed net
  investment income.................     1,737,842
Accumulated net realized loss.......    (6,739,759)
                                      ------------
    Net Assets......................  $149,931,355
                                      ============
Net Asset Value Per Share,
16,618,590 shares outstanding
(unlimited shares authorized of $.01
par value)..........................         $9.02
                                      ============

Statement of Operations
For the six months ended August 31, 2005 (unaudited)

Net Investment Income:
Interest Income.......................  $4,725,558
                                        ----------
Expenses
Investment advisory fee...............     375,548
Administration fee....................      60,088
Transfer agent fees and expenses......      33,952
Professional fees.....................      28,868
Shareholder reports and notices.......      17,929
Registration fees.....................       8,194
Custodian fees........................       5,802
Trustees' fees and expenses...........       4,615
Other.................................      10,302
                                        ----------
    Total Expenses....................     545,298

Less: expense offset..................      (5,599)
                                        ----------
    Net Expenses......................     539,699
                                        ----------
    Net Investment Income.............   4,185,859
                                        ----------
Net Realized and Unrealized Gain
(Loss):
Net Realized Gain (Loss) on:
Investments...........................     714,742
Futures contracts.....................      (8,091)
                                        ----------
    Net Realized Gain.................     706,651
                                        ----------
Net Change in Unrealized
Appreciation/Depreciation on:
Investments...........................   3,027,187
Futures contracts.....................     (98,724)
                                        ----------
    Net Appreciation..................   2,928,463
                                        ----------
    Net Gain..........................   3,635,114
                                        ----------
Net Increase..........................  $7,820,973
                                        ==========

                       See Notes to Financial Statements
 16

Morgan Stanley Municipal Income Opportunities Trust II
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                FOR THE SIX       FOR THE YEAR
                                                               MONTHS ENDED           ENDED
                                                              AUGUST 31, 2005   FEBRUARY 28, 2005
                                                              ---------------   -----------------
                                                                (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................   $  4,185,859       $  8,290,269
Net realized gain...........................................        706,651          1,214,223
Net change in unrealized appreciation/depreciation..........      2,928,463          1,236,801
                                                               ------------       ------------
    Net Increase............................................      7,820,973         10,741,293

Dividends to shareholders from net investment income........     (4,021,086)        (8,550,219)

Decrease from transactions in shares of beneficial
  interest..................................................     (2,037,263)        (4,443,612)
                                                               ------------       ------------
    Net Increase (Decrease).................................      1,762,624         (2,252,538)
Net Assets:
Beginning of period.........................................    148,168,731        150,421,269
                                                               ------------       ------------
End of Period
(Including accumulated undistributed net investment income
of $1,737,842 and $1,573,069, respectively).................   $149,931,355       $148,168,731
                                                               ============       ============

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2005 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Municipal Income Opportunities Trust II (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide current income exempt from federal income tax. The Fund was organized as a Massachusetts business trust on March 8, 1989 and commenced operations on June 30, 1989.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2005 (UNAUDITED) continued

broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.08% to the Fund's weekly net assets.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2005 aggregated $10,420,465 and $12,688,204, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2005 (UNAUDITED) continued

benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended August 31, 2005 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,757. At August 31, 2005, the Fund had an accrued pension liability of $62,582 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, February 29, 2004..................................  17,440,745   $174,408    $159,575,531
Treasury shares purchased and retired (weighted average
  discount 9.55%)*..........................................    (571,900)    (5,719)     (4,437,893)
Reclassification due to permanent book/tax differences......      --          --         (4,292,172)
                                                              ----------   --------    ------------
Balance, February 28, 2005..................................  16,868,845    168,689     150,845,466
Treasury shares purchased and retired (weighted average
  discount 8.76%)*..........................................    (250,255)    (2,503)     (2,034,760)
                                                              ----------   --------    ------------
Balance, August 31, 2005....................................  16,618,590   $166,186    $148,810,706
                                                              ==========   ========    ============

---------------------
   * The Trustees have voted to retire the shares purchased.

5. Dividends

The Fund declared the following dividends from net investment income:

   DECLARATION       AMOUNT           RECORD             PAYABLE
       DATE         PER SHARE          DATE                DATE
------------------  ---------   ------------------  ------------------
  June 28, 2005      $0.04      September 9, 2005   September 23, 2005
September 27, 2005   $0.0425     October 7, 2005     October 21, 2005
September 27, 2005   $0.0425     November 4, 2005   November 18, 2005
September 27, 2005   $0.0425     December 9, 2005   December 23, 2005

Morgan Stanley Municipal Income Opportunities Trust II
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2005 (UNAUDITED) continued

6. Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of February 28, 2005, the Fund had a net capital loss carryforward of $7,402,084 of which $801,428 will expire on February 28, 2006, $261,877 will expire on February 28, 2009, $4,854,343 will expire on February 28, 2011 and $1,484,436 will expire on February 28, 2013 to offset future capital gains to the extent provided by regulations.

As of February 28, 2005, the Fund had temporary book/tax differences primarily attributable to mark-to-market of open futures contracts, interest on bonds in default and book amortization of discounts on debt securities.

8. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

Morgan Stanley Municipal Income Opportunities Trust II
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                           FOR THE SIX                           FOR THE YEAR ENDED FEBRUARY 28,
                                          MONTHS ENDED          -----------------------------------------------------------------
                                         AUGUST 31, 2005          2005         2004**         2003          2002          2001
                                         ---------------        ---------     ---------     ---------     ---------     ---------
                                           (unaudited)
Selected Per Share Data:

Net asset value, beginning of period...        $8.78               $8.62         $8.37         $8.44         $8.46         $8.30
                                               -----               -----         -----         -----         -----         -----

Income (loss) from investment
 operations:
    Net investment income*.............         0.25                0.48          0.49          0.51          0.51          0.52
    Net realized and unrealized gain
    (loss).............................         0.22                0.15          0.25         (0.06)        (0.02)         0.12
                                               -----               -----         -----         -----         -----         -----

Total income from investment
 operations............................         0.47                0.63          0.74          0.45          0.49          0.64
                                               -----               -----         -----         -----         -----         -----

Less dividends from net investment
 income................................        (0.24)              (0.50)        (0.51)        (0.53)        (0.52)        (0.51)
                                               -----               -----         -----         -----         -----         -----

Anti-dilutive effect of acquiring
 treasury shares*......................         0.01                0.03          0.02          0.01          0.01          0.03
                                               -----               -----         -----         -----         -----         -----

Net asset value, end of period.........        $9.02               $8.78         $8.62         $8.37         $8.44         $8.46
                                               =====               =====         =====         =====         =====         =====

Market value, end of period............        $8.35               $8.00         $8.09         $7.51         $8.04         $8.00
                                               =====               =====         =====         =====         =====         =====

Total Return+..........................         7.45%(1)           5.38%         14.90%        (0.13)%        7.13%        18.10%

Ratios to Average Net Assets:
Expenses...............................         0.73%(2)(3)         0.89%(3)      0.96%(3)      0.94%(3)      0.95%(3)      0.92%(3)

Net investment income..................         5.57%(2)            5.62%         5.87%         6.09%         5.94%         6.23%

Supplemental Data:
Net assets, end of period, in
 thousands.............................     $149,931            $148,169      $150,421      $150,510      $154,088      $156,751

Portfolio turnover rate................            7%(1)              16%           11%            8%           11%           10%

---------------------

     *   The per share amounts were computed using an average number of shares outstanding during the period.
    **   For the year ended February 29.
     +   Total return is based upon the current market value on the last day of each period reported. Dividends and
         distributions are assumed to be reinvested at prices
         obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.

22
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust II
SHAREHOLDER VOTING RESULTS

On June 21, 2005, an annual meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Trustees:

                                                                       # OF SHARES
                                                              ------------------------------
                                                                 FOR               WITHHELD
--------------------------------------------------------------------------------------------
Edwin J. Garn...............................................  12,399,126             421,722
Michael E. Nugent...........................................  12,403,161             417,687

The following Trustees were not standing for reelection at this meeting: Michael Bozic, Charles A. Fiumefreddo, Wayne E. Hedien, James F. Higgins, Dr. Manuel H. Johnson, Joseph J. Kearns, and Fergus Reid.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

(c) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Municipal Income
Opportunities Trust II

Semiannual Report
August 31, 2005

[MORGAN STANLEY LOGO]

38554RPT-RA05-00841P-Y08/05

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports covering periods ending on or after December 31, 2005.

Item 9. Closed-End Fund Repurchases

                    REGISTRANT PURCHASE OF EQUITY SECURITIES

                                                                                                     (d) Maximum Number (or
                                                                        (c) Total Number of Shares   Approximate Dollar Value)
                     (a) Total Number of                                (or Units) Purchased as      of Shares (or Units) that
                     Shares (or Units)     (b) Average Price Paid per   Part of Publicly Announced   May Yet Be Purchased Under
Period               Purchased             Share (or Unit)              Plans or Programs            the Plans or Programs
------------------   -------------------   --------------------------   --------------------------   --------------------------
March 1, 2005 -             52,035                   $7.8372                        N/A                          N/A
March-31, 2005

April 1, 2005 -             41,900                   $7.9527                        N/A                          N/A
April 31, 2005 -

May 1, 2005 -               35,820                   $8.1263                        N/A                          N/A
May 31, 2005

June 1, 2005                42,900                   $8.1991                        N/A                          N/A
- June 30, 2005 -

July 1, 2005                44,000                   $8.4028                        N/A                          N/A
-July 31, 2005

August 1, 2005              33,600                   $8.4293                        N/A                          N/A
 - August 31, 2005

Total                      250,255                   $8.1579                        N/A                          N/A

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Income Opportunities Trust II


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
October 20, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
October 20, 2005


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
October 20, 2005